BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 479	$ 0
Prepaid expenses	25,962	0
Deferred offering costs	57,631	0
Total assets	84,072	0
Current liabilities:
Accounts payable	4,486	1,309
Accounts payable - related party	100	0
Total liabilities	4,586	1,309
Stockholders' equity (deficit):
Preferred stock, par value $0.001, 10,000,000 authorized and 36 and 0 shares issued and outstanding as of December 31, 2024 and 2023, respectively	0	0
Common stock, par value $0.001, 250,000,000 authorized and 3,750,000 and 0 issued and outstanding as of December 31, 2024 and 2023, respectively	3,750	0
Additional paid-in capital	90,000	0
Accumulated deficit	(14,264)	(1,309)
Total stockholders' equity (deficit)	79,486	(1,309)
Total liabilities and stockholders' equity (deficit)	$ 84,072	$ 0